N-PX
<SEQUENCE>1
<FILENAME>CapOppHY.txt
ANNUAL REPORT OF PROXY VOTING


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-23011
                                                     ---------

                          PENN Capital Funds Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

			1200 Intrepid Avenue, Suite 400
			  Philadelphia PA, 19112
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

			Lisa L.B. Matson, Esquire
		   PENN Capital Management Company, Inc.
			1200 Intrepid Avenue, Suite 400
			  Philadelphia PA, 19112
		-------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-215-302-1500
                                                           --------------

                       Date of fiscal year end: June 30
                                                --------

             Date of reporting period: July 1, 2016 - June 30, 2017
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                              PROXY VOTING RECORD

                    FOR PERIOD July 1, 2016 - June 30, 2017

******************************* FORM N-PX REPORT *****************************

ICA File Number: 811-23011
Reporting Period: 07/01/2016 - 06/30/2017
PENN Capital Funds Trust





====================== PENN Capital Opportunitstic High Yield Fund ===========

PENN Capital Opportunitstic High Yield Fund did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.


========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PENN Capital Funds Trust
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By (Signature and Title):	/s/ Lisa L.B. Matson
                         -------------------------------------------------------
                               (Secretary)

Date: August 30, 2017
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